November 9, 2023

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.

There are no changes to the Prospectus and Statement of Additional Information from the form of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 52 (“PEA No. 52”) on November 3, 2023, pursuant to Rule 485(b) of the 1933 Act for the Janus Henderson Securitized Income ETF.

2.	The text of PEA No. 52 has been filed electronically.

Please call me at (303) 336-7903 with any questions or comments.

Respectfully,

/s/ Cara B. Owen

Cara B. Owen

Vice President, Chief Legal Officer,

and Secretary of the Registrant

Enclosures (via EDGAR only)

cc: Eric Purple, Esq.

Janus Henderson Investors 151 Detroit St, Denver CO 80206 janushenderson.com